Trade and other receivables - Impairment allowance (Details) R in Millions	12 Months Ended
	Dec. 31, 2025 ZAR (R) R / $	Dec. 31, 2024 ZAR (R) R / $	Dec. 31, 2023 ZAR (R) R / $	Dec. 31, 2025 R / €	Dec. 31, 2025 R / $	Dec. 31, 2024 R / €	Dec. 31, 2024 R / $	Dec. 31, 2023 R / €	Dec. 31, 2023 R / $
Disclosure of disaggregation of revenue from contracts with customers [line items]
Impairment allowance recognised in profit or loss for the year	R 15,841	R 9,173	R 47,013
Currency risk
Disclosure of disaggregation of revenue from contracts with customers [line items]
Exchange rates (in ZAR per USD)	16.57	18.76	18.57	19.44	11.05	19.53	11.67	20.53	12.66
Currency risk | Trade receivables
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage decrease in risk assumption	1.00%
Percentage increase in risk assumption	1.00%
Exchange rates (in ZAR per USD) | R / $	16.57
Effect on net profit or loss	R 18
Other trade and non-trade receivables
Disclosure of disaggregation of revenue from contracts with customers [line items]
Balance at beginning of the year	783	R 947
Balance at end of the year	881	783	R 947
PGM sales concentrate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Balance at beginning of the year	965	3,407
Balance at end of the year	R 1,286	965	3,407
PGM sales concentrate | Commodity price risk
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage decrease in risk assumption	1.00%
Percentage increase in risk assumption	1.00%
Effect on revenue and receivable balance	R 10
Financial instruments credit-impaired | Other trade and non-trade receivables
Disclosure of disaggregation of revenue from contracts with customers [line items]
Balance at beginning of the year	253	101	214
Impairment allowance recognised in profit or loss for the year	92	161	21
Financial assets written off	(129)	(6)	(132)
Impaired financial assets recovered during the year	(8)	(3)	(2)
Balance at end of the year	208	R 253	R 101
Financial instruments credit-impaired | Other trade and non-trade receivables | Blue Ridge Platinum Pty Ltd
Disclosure of disaggregation of revenue from contracts with customers [line items]
Impairment allowance recognised in profit or loss for the year	R 118